LAND USE RIGHT (Details) (Use Rights [Member], USD $)	Dec. 31, 2013
Use Rights [Member]
Schedule of Land Use Right [Line Items]
Year ending December 31, 2014	$ 6,724
2015	6,724
2016	6,724
2017	6,724
2018	6,724
Thereafter	259,767
Land Use Rights	$ 293,387